Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Multiple voting shares, par value (in dollars per share)	$ 0	$ 0
Multiple voting shares, shares issued	4,754,979	4,754,979
Multiple voting shares, shares outstanding	4,754,979	4,754,979
Subordinate voting shares, par value (in dollars par share)	$ 0	$ 0
Subordinate voting shares, shares issued	61,986,686	55,653,855
Subordinate voting shares, shares outstanding	61,986,686	55,653,855
Exchangeable non-voting shares, par value (in dollars per share)	$ 0	$ 0
Exchangeable non-voting shares, shares issued	8,953,951	12,566,550
Exchangeable non-voting shares, shares outstanding	8,953,951	12,566,550
Redeemable noncontrolling interest, Preferred Series B
Redeemable preferred shares, par value (in dollars per share)	$ 0	$ 0
Redeemable preferred shares, shares authorized	55,000	55,000
Redeemable preferred shares, issued	49,969	49,969
Redeemable preferred shares, outstanding	49,969	49,969
Redeemable noncontrolling interest, Preferred Series C
Redeemable preferred shares, par value (in dollars per share)	$ 0	$ 0
Redeemable preferred shares, shares authorized	5,000	5,000
Redeemable preferred shares, issued	5,000	4,700
Redeemable preferred shares, outstanding	5,000	4,700
Redeemable Noncontrolling Interest, Preferred Series D
Redeemable preferred shares, par value (in dollars per share)	$ 0	$ 0
Redeemable preferred shares, shares authorized	15,000	15,000
Redeemable preferred shares, issued	15,000	0
Redeemable preferred shares, outstanding	15,000	0